500 Lacey Road, Suite 700
Downers Grove, IL 60515
Telephone +1 630 933 9600
Facsimile +1 630 933 9699 invesco.com/us

January 2, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Invesco Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

CIK No. 0001378872

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Fund Trust II (the “Trust”) that the Prospectuses of those funds listed in Appendix A and the Statement of Additional Information of those funds listed in Appendix B, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 707 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 707 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission December 28, 2018.

Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (630) 684-6929.

Very truly yours,

/s/ Stacie L. Lamb

Stacie L. Lamb
Counsel
Invesco Capital Management LLC

Appendix A

Invesco 1-30 Laddered Treasury ETF

Invesco California AMT-Free Municipal Bond ETF

Invesco CEF Income Composite ETF

Invesco DWA Tactical Multi-Asset Income ETF

Invesco Fundamental High Yield® Corporate Bond ETF

Invesco Fundamental Investment Grade Corporate Bond ETF

Invesco LadderRite 0-5 Year Corporate Bond ETF

Invesco National AMT-Free Municipal Bond ETF

Invesco New York AMT-Free Municipal Bond ETF

Invesco Preferred ETF

Invesco PureBetaSM US Aggregate Bond ETF

Invesco Senior Loan ETF

Invesco Taxable Municipal Bond ETF

Invesco Treasury Collateral ETF

Invesco Variable Rate Preferred ETF

Invesco VRDO Tax-Free Weekly ETF

Invesco China All-Cap ETF

Invesco China Technology ETF

Invesco S&P Global Water Index ETF

Appendix B

Invesco China All-Cap ETF

Invesco China Technology ETF

Invesco S&P Global Water Index ETF